Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Lease rental income	$ 187,434	$ 144,774	$ 356,678	$ 290,252
Percent of Total, Lease rental income	100.00%	100.00%	100.00%	100.00%
Percent of Total, Management fees	100.00%	100.00%	100.00%	100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 97,382	$ 72,599	$ 182,575	$ 145,394
Percent of Total, Lease rental income	51.90%	50.10%	51.20%	50.10%
Percent of Total, Management fees	1.90%		1.10%	0.10%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Management fees	55.50%	18.40%	56.20%	53.30%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 81,691	$ 63,532	$ 157,966	$ 128,259
Percent of Total, Lease rental income	43.60%	43.90%	44.30%	44.20%
Percent of Total, Management fees	40.10%	84.00%	41.10%	44.60%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 8,016	$ 7,975	$ 15,375	$ 15,293
Percent of Total, Lease rental income	4.30%	5.50%	4.30%	5.30%
Percent of Total, Management fees	0.90%	(0.90%)	0.50%	(0.10%)
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 345	$ 668	$ 762	$ 1,306
Percent of Total, Lease rental income	0.20%	0.50%	0.20%	0.40%
Percent of Total, Management fees	1.60%	(1.50%)	1.10%	2.10%
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	$ 2,309	$ 1,698	$ 4,502	$ 4,186
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	1,112	544	2,148	2,028
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	21		24	3
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	617	100	1,206	1,081
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	446	457	883	903
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	10	(5)	11	(2)
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 18	$ (8)	$ 24	$ 43